Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	72 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000132244_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000132244_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000132244_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,207
C000132244_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,208
C000132244_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,757
C000132244_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,741
C000132244_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,950
C000132244_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,926
C000132244_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,892
C000132244_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,855
C000132244_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,739
C000132244_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,278
C000205018_0_LG_BBIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000205018_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205018_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,464
C000205018_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,422
C000205018_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,625
C000205018_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,629
C000205018_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,596
C000205018_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,560
C000205018_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,420
C000205018_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,945
C000132247_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000132247_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132247_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,207
C000132247_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,208
C000132247_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,757
C000132247_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,741
C000132247_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,950
C000132247_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,926
C000132247_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,892
C000132247_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,855
C000132247_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,739
C000132247_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,278
C000132245_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000132245_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132245_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,207
C000132245_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,208
C000132245_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,757
C000132245_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,741
C000132245_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,950
C000132245_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,926
C000132245_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,892
C000132245_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,855
C000132245_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,739
C000132245_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,278
C000132248_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000132248_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132248_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,207
C000132248_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,208
C000132248_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,757
C000132248_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,741
C000132248_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,950
C000132248_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,926
C000132248_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,892
C000132248_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,855
C000132248_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,739
C000132248_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,278
C000132246_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000132246_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132246_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,207
C000132246_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,208
C000132246_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,757
C000132246_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,741
C000132246_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,950
C000132246_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,926
C000132246_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,892
C000132246_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,855
C000132246_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,739
C000132246_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,278
C000211260_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Women's Leadership Fund
C000211260_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211260_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,837
C000211260_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,389
C000211260_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,657
C000211260_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,981
C000211260_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,604
C000211260_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,784
C000211260_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,239
C000211260_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Women's Leadership Index
C000211260_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211260_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000211260_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,585
C000211260_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000211260_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,031
C000211260_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,104
C000211260_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,610
C000211260_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,118
C000211260_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000211260_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211260_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,973
C000211260_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,051
C000211260_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,582
C000211260_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,801
C000211260_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,102
C000211260_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,166
C000211260_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,419
C000211258_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000211258_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211258_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,857
C000211258_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,439
C000211258_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,721
C000211258_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,077
C000211258_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,754
C000211258_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,950
C000211258_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,502
C000211258_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Women's Leadership Index
C000211258_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211258_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000211258_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,585
C000211258_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000211258_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,031
C000211258_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,104
C000211258_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,610
C000211258_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,118
C000211258_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000211258_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211258_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,973
C000211258_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,051
C000211258_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,582
C000211258_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,801
C000211258_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,102
C000211258_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,166
C000211258_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,419
C000211261_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000211261_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,650
C000211261_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,445
C000211261_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,702
C000211261_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,987
C000211261_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,225
C000211261_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,634
C000211261_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,714
C000211261_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,646
C000211261_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Women's Leadership Index
C000211261_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211261_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000211261_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,585
C000211261_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000211261_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,031
C000211261_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,104
C000211261_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,610
C000211261_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,118
C000211261_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000211261_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211261_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,973
C000211261_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,051
C000211261_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,582
C000211261_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,801
C000211261_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,102
C000211261_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,166
C000211261_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,419
C000211259_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000211259_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211259_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,837
C000211259_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,397
C000211259_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,672
C000211259_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,009
C000211259_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,654
C000211259_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,823
C000211259_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,298
C000211259_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Women's Leadership Index
C000211259_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211259_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000211259_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,585
C000211259_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000211259_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,031
C000211259_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,104
C000211259_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,610
C000211259_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,118
C000211259_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000211259_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211259_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,973
C000211259_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,051
C000211259_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,582
C000211259_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,801
C000211259_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,102
C000211259_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,166
C000211259_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,419
C000211263_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000211263_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211263_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,740
C000211263_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,090
C000211263_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,261
C000211263_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,445
C000211263_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,811
C000211263_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,812
C000211263_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,673
C000211263_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Women's Leadership Index
C000211263_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211263_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000211263_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,585
C000211263_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000211263_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,031
C000211263_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,104
C000211263_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,610
C000211263_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,118
C000211263_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000211263_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211263_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,973
C000211263_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,051
C000211263_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,582
C000211263_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,801
C000211263_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,102
C000211263_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,166
C000211263_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,419
C000211262_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000211262_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,425
C000211262_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,252
C000211262_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,436
C000211262_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,782
C000211262_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,051
C000211262_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,473
C000211262_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,593
C000211262_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,530
C000211262_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Women's Leadership Index
C000211262_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211262_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000211262_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,585
C000211262_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000211262_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,031
C000211262_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,104
C000211262_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,610
C000211262_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,118
C000211262_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000211262_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211262_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,973
C000211262_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,051
C000211262_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,582
C000211262_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,801
C000211262_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,102
C000211262_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,166
C000211262_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,419
C000215144_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® U.S. Low Volatility Equity Fund
C000215144_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000215144_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,256
C000215144_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,596
C000215144_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,609
C000215144_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,584
C000215144_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,748
C000215144_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,272
C000215144_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,780
C000215144_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Minimum Volatility Index
C000215144_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000215144_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,464
C000215144_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,767
C000215144_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,195
C000215144_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,488
C000215144_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,830
C000215144_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,180
C000215144_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,827
C000215144_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000215144_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000215144_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,442
C000215144_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,250
C000215144_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,806
C000215144_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,013
C000215144_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,138
C000215144_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,092
C000215144_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,013
C000132244_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Short Duration High Income Fund
C000132244_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132244_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,900
C000132244_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,184
C000132244_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,719
C000132244_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,458
C000132244_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,731
C000132244_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,432
C000132244_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,578
C000132244_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,638
C000132244_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,567
C000132244_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,973
C000132244_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Short Duration High Income Fund Composite Index℠
C000132244_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132244_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,899
C000132244_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,248
C000132244_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,920
C000132244_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,423
C000132244_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,267
C000132244_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,132
C000132244_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,464
C000132244_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,670
C000132244_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,721
C000132244_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,949
C000132244_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
C000132244_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132244_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,999
C000132244_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,373
C000132244_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,091
C000132244_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,496
C000132244_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,369
C000132244_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,139
C000132244_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,444
C000132244_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,568
C000132244_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,636
C000132244_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,900
C000205018_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000205018_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205018_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,267
C000205018_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,037
C000205018_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,162
C000205018_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,909
C000205018_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,048
C000205018_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,985
C000205018_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,824
C000205018_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,059
C000205018_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Short Duration High Income Fund Composite Index℠
C000205018_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205018_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,334
C000205018_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,902
C000205018_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,501
C000205018_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,384
C000205018_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,672
C000205018_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,717
C000205018_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,628
C000205018_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,693
C000205018_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
C000205018_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205018_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,345
C000205018_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,836
C000205018_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,439
C000205018_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,242
C000205018_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,503
C000205018_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,464
C000205018_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,378
C000205018_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,460
C000132247_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000132247_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000132247_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,449
C000132247_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,695
C000132247_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,179
C000132247_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,890
C000132247_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,084
C000132247_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,770
C000132247_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,879
C000132247_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,829
C000132247_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,682
C000132247_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,962
C000132247_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Short Duration High Income Fund Composite Index℠
C000132247_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132247_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,899
C000132247_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,248
C000132247_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,920
C000132247_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,423
C000132247_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,267
C000132247_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,132
C000132247_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,464
C000132247_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,670
C000132247_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,721
C000132247_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,949
C000132247_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
C000132247_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132247_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,999
C000132247_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,373
C000132247_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,091
C000132247_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,496
C000132247_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,369
C000132247_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,139
C000132247_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,444
C000132247_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,568
C000132247_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,636
C000132247_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,900
C000132245_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000132245_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132245_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,899
C000132245_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,184
C000132245_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,719
C000132245_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,458
C000132245_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,731
C000132245_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,431
C000132245_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,578
C000132245_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,634
C000132245_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,560
C000132245_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,963
C000132245_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Short Duration High Income Fund Composite Index℠
C000132245_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132245_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,899
C000132245_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,248
C000132245_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,920
C000132245_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,423
C000132245_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,267
C000132245_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,132
C000132245_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,464
C000132245_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,670
C000132245_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,721
C000132245_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,949
C000132245_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
C000132245_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132245_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,999
C000132245_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,373
C000132245_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,091
C000132245_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,496
C000132245_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,369
C000132245_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,139
C000132245_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,444
C000132245_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,568
C000132245_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,636
C000132245_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,900
C000132248_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000132248_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132248_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,792
C000132248_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,964
C000132248_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,374
C000132248_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,010
C000132248_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,112
C000132248_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,710
C000132248_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,730
C000132248_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,588
C000132248_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,410
C000132248_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,664
C000132248_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Short Duration High Income Fund Composite Index℠
C000132248_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132248_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,899
C000132248_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,248
C000132248_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,920
C000132248_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,423
C000132248_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,267
C000132248_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,132
C000132248_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,464
C000132248_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,670
C000132248_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,721
C000132248_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,949
C000132248_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
C000132248_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132248_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,999
C000132248_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,373
C000132248_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,091
C000132248_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,496
C000132248_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,369
C000132248_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,139
C000132248_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,444
C000132248_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,568
C000132248_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,636
C000132248_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,900
C000132246_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000132246_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000132246_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,449
C000132246_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,695
C000132246_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,179
C000132246_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,902
C000132246_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,084
C000132246_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,770
C000132246_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,879
C000132246_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,843
C000132246_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,681
C000132246_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,961
C000132246_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Short Duration High Income Fund Composite Index℠
C000132246_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132246_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,899
C000132246_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,248
C000132246_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,920
C000132246_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,423
C000132246_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,267
C000132246_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,132
C000132246_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,464
C000132246_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,670
C000132246_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,721
C000132246_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,949
C000132246_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
C000132246_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000132246_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,999
C000132246_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,373
C000132246_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,091
C000132246_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,496
C000132246_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,369
C000132246_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,139
C000132246_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,444
C000132246_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,568
C000132246_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,636
C000132246_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,900
C000098085_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series High Income Fund
C000098085_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000098085_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,425
C000098085_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,005
C000098085_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,740
C000098085_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,216
C000098085_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,259
C000098085_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,939
C000098085_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,997
C000098085_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,091
C000098085_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,462
C000098085_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,576
C000098085_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000098085_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000098085_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,365
C000098085_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,731
C000098085_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,518
C000098085_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,858
C000098085_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,230
C000098085_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,525
C000098085_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,665
C000098085_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,879
C000098085_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,172
C000098085_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,581
C000098085_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000098085_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000098085_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,207
C000098085_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,208
C000098085_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,757
C000098085_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,741
C000098085_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,950
C000098085_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,926
C000098085_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,892
C000098085_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,855
C000098085_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,739
C000098085_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,278
C000227362_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI High Income Fund
C000227362_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227362_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,490
C000227362_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,484
C000227362_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,247
C000227362_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,170
C000227362_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,564
C000227362_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® US High Yield Constrained Index
C000227362_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227362_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,513
C000227362_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,611
C000227362_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,466
C000227362_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,375
C000227362_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,366
C000227362_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000227362_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227362_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,166
C000227362_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,137
C000227362_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,106
C000227362_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,848
C000227362_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,300
C000048886_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® High Income Fund
C000048886_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000048886_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,356
C000048886_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,841
C000048886_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,532
C000048886_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,861
C000048886_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,627
C000048886_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,981
C000048886_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,845
C000048886_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,932
C000048886_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,138
C000048886_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,958
C000048886_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000048886_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000048886_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,365
C000048886_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,731
C000048886_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,518
C000048886_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,858
C000048886_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,230
C000048886_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,525
C000048886_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,665
C000048886_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,879
C000048886_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,172
C000048886_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,581
C000048886_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048886_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000048886_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,207
C000048886_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,208
C000048886_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,757
C000048886_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,741
C000048886_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,950
C000048886_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,926
C000048886_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,892
C000048886_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,855
C000048886_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,739
C000048886_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,278
C000206226_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000206226_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206226_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,583
C000206226_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,023
C000206226_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,522
C000206226_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,983
C000206226_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,876
C000206226_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,804
C000206226_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,817
C000206226_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,367
C000206226_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000206226_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206226_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000206226_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,060
C000206226_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,073
C000206226_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,474
C000206226_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,593
C000206226_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,623
C000206226_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,720
C000206226_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,916
C000206226_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000206226_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206226_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,458
C000206226_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,415
C000206226_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,618
C000206226_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,623
C000206226_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,589
C000206226_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,554
C000206226_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,413
C000206226_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,937
C000206223_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000206223_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,600
C000206223_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,145
C000206223_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,573
C000206223_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,966
C000206223_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,414
C000206223_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,275
C000206223_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,112
C000206223_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,024
C000206223_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,431
C000206223_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000206223_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206223_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000206223_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,060
C000206223_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,073
C000206223_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,474
C000206223_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,593
C000206223_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,623
C000206223_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,720
C000206223_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,916
C000206223_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000206223_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206223_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,458
C000206223_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,415
C000206223_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,618
C000206223_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,623
C000206223_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,589
C000206223_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,554
C000206223_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,413
C000206223_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,937
C000206225_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000206225_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206225_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,577
C000206225_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,006
C000206225_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,492
C000206225_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,953
C000206225_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,831
C000206225_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,736
C000206225_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,731
C000206225_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,274
C000206225_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000206225_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206225_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000206225_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,060
C000206225_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,073
C000206225_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,474
C000206225_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,593
C000206225_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,623
C000206225_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,720
C000206225_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,916
C000206225_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000206225_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206225_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,458
C000206225_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,415
C000206225_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,618
C000206225_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,623
C000206225_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,589
C000206225_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,554
C000206225_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,413
C000206225_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,937
C000206224_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000206224_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206224_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,536
C000206224_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,867
C000206224_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,217
C000206224_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,571
C000206224_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,350
C000206224_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,108
C000206224_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,930
C000206224_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,244
C000206224_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000206224_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206224_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000206224_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,060
C000206224_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,073
C000206224_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,474
C000206224_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,593
C000206224_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,623
C000206224_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,720
C000206224_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,916
C000206224_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000206224_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206224_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,458
C000206224_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,415
C000206224_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,618
C000206224_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,623
C000206224_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,589
C000206224_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,554
C000206224_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,413
C000206224_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,937
C000206227_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000206227_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,600
C000206227_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,146
C000206227_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,575
C000206227_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,969
C000206227_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,418
C000206227_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,280
C000206227_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,117
C000206227_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,030
C000206227_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,454
C000206227_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000206227_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206227_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000206227_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,060
C000206227_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,073
C000206227_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,474
C000206227_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,593
C000206227_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,623
C000206227_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,720
C000206227_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,916
C000206227_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000206227_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206227_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,458
C000206227_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,415
C000206227_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,618
C000206227_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,623
C000206227_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,589
C000206227_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,554
C000206227_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,413
C000206227_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,937
C000235371_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Healthy Future Fund
C000235371_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235371_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,590
C000235371_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,979
C000235371_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,582
C000235371_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,418
C000235371_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health & Wellness Select Index
C000235371_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235371_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000235371_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000235371_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,118
C000235371_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,897
C000235371_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235371_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235371_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000235371_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,583
C000235371_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,118
C000235371_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,549
C000235369_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000235369_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235369_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,610
C000235369_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,009
C000235369_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,630
C000235369_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,500
C000235369_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health & Wellness Select Index
C000235369_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235369_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000235369_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000235369_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,118
C000235369_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,897
C000235369_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235369_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235369_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000235369_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,583
C000235369_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,118
C000235369_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,549
C000235372_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000235372_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,650
C000235372_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,171
C000235372_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,445
C000235372_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,966
C000235372_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,643
C000235372_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health & Wellness Select Index
C000235372_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235372_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000235372_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000235372_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,118
C000235372_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,897
C000235372_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235372_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235372_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000235372_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,583
C000235372_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,118
C000235372_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,549
C000235370_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000235370_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235370_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,590
C000235370_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,979
C000235370_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,578
C000235370_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,417
C000235370_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health & Wellness Select Index
C000235370_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235370_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000235370_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000235370_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,118
C000235370_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,897
C000235370_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235370_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235370_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000235370_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,583
C000235370_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,118
C000235370_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,549
C000235374_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000235374_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235374_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,490
C000235374_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,750
C000235374_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,210
C000235374_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,856
C000235374_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health & Wellness Select Index
C000235374_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235374_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000235374_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000235374_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,118
C000235374_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,897
C000235374_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235374_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235374_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000235374_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,583
C000235374_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,118
C000235374_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,549
C000235373_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000235373_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,425
C000235373_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,962
C000235373_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,235
C000235373_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,772
C000235373_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,451
C000235373_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health & Wellness Select Index
C000235373_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235373_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000235373_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000235373_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,118
C000235373_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,897
C000235373_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235373_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235373_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000235373_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,583
C000235373_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,118
C000235373_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,549
C000048885_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Focused High Income Fund
C000048885_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000048885_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,022
C000048885_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,226
C000048885_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,036
C000048885_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,017
C000048885_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,357
C000048885_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,501
C000048885_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,740
C000048885_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,511
C000048885_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,502
C000048885_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,797
C000048885_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® BB US High Yield Constrained Index
C000048885_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000048885_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,976
C000048885_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,226
C000048885_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,045
C000048885_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,038
C000048885_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,969
C000048885_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,180
C000048885_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,456
C000048885_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,441
C000048885_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,557
C000048885_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,863
C000048885_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048885_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000048885_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,207
C000048885_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,208
C000048885_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,757
C000048885_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,741
C000048885_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,950
C000048885_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,926
C000048885_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,892
C000048885_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,855
C000048885_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,739
C000048885_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,278
C000020469_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Capital & Income Fund
C000020469_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020469_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,385
C000020469_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,012
C000020469_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,821
C000020469_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,938
C000020469_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,801
C000020469_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,284
C000020469_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,604
C000020469_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,307
C000020469_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,499
C000020469_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,179
C000020469_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000020469_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020469_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,365
C000020469_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,731
C000020469_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,518
C000020469_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,858
C000020469_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,230
C000020469_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,525
C000020469_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,665
C000020469_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,879
C000020469_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,172
C000020469_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,581
C000020469_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000020469_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020469_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,207
C000020469_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,208
C000020469_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,757
C000020469_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,741
C000020469_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,950
C000020469_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,926
C000020469_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,892
C000020469_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,855
C000020469_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,739
C000020469_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 12,278